NOTE 4. NOTES PAYABLE (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 4. NOTES PAYABLE

4. NOTES PAYABLE

Notes payable as of September 30, 2013 and December 31, 2012 consists of the following:

	September 30, 2013	December 31, 2012

Stockholder An unsecured loan from a stockholder which is payable on demand with interest at 12%. The note was dated November 1, 2007, and the note matures and the principal is payable upon the demand of the lender.	$0	$116,000
Lafayette Community Bank A term loan secured by a stockholder, payable in monthly installments of $2,587 commencing in December 25, 2009, but refinanced in May 2011. The loan is due in full on May 18, 2016. Interest accrues monthly at 7.5% per annum.	78,916	97,185
Stockholder Demand loan payable with interest at 5% per month. The loan is secured by the Company’s accounts receivable. The loan payable matured on December 17, 2009 at which time the debt became due and payable and therefore is currently in default.	50,000	50,000
Investor An unsecured loan from an investor, payable in monthly installments of $5,000 commencing July 1, 2013 until paid in full. The loan bears no interest and is due as a result of a settlement of the stock settlement payable. (See Note 10)	55,000
Chase Bank A secured loan to finance the purchase of a truck, payable monthly in installments of $533, which includes interest at 5.34% per annum.	5,633	10,104
TOTAL	$189,549	$273,289
Less current portion	136,640	197,058
Non-current portion	$52,909	$76,231

Principal payments for the next five years ending June 30:

2014	$136,640
2015	28,026
2016	24,883
Thereafter	0
TOTAL	$189,549